PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	5-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Depreciation of the right-of-use asset is calculated using the straight-line method over the estimated duration of the lease contract, as follows:
Land                            1-29 years
Buildings and facilities                    1-24 years
Machinery                        1-12 years
Property, plant and equipment, net

	Year ended December 31, 2025
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	780,679	4,824,531	8,783,691	371,532	1,648,967	210,643	371,560	16,991,603
Accumulated depreciation	—	(2,304,432)	(5,797,881)	(282,480)	—	(31,275)	(194,380)	(8,610,448)

Net book value as of January 1, 2025	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155

Opening net book value	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155
Translation differences	9,897	21,719	68,624	2,451	24,815	2,301	3,432	133,239
Impairment charge (note 4 (f))	—	(4,116)	(4,523)	(499)	(4,339)	—	—	(13,477)
Additions (1)	8,151	34,595	12,940	1,934	2,439,363	39,834	33,951	2,570,768
Capitalized borrowing costs	—	—	—	—	2,408	—	—	2,408
Disposals / Consumptions	(1,769)	(634)	(851)	(922)	(21,794)	(21,494)	(15,356)	(62,820)
Indexation	—	—	—	—	—	—	8,370	8,370
Transfers	3,608	269,714	424,246	52,311	(742,473)	153	—	7,559
Depreciation charge	—	(185,648)	(352,787)	(31,004)	—	—	(51,653)	(621,092)

Closing net book value	800,566	2,655,729	3,133,459	113,323	3,346,947	200,162	155,924	10,406,110

Values at the end of the year
Cost	800,566	5,150,560	9,252,658	409,572	3,346,947	231,437	397,586	19,589,326
Accumulated depreciation	—	(2,494,831)	(6,119,199)	(296,249)	—	(31,275)	(241,662)	(9,183,216)

Net book value as of December 31, 2025	800,566	2,655,729	3,133,459	113,323	3,346,947	200,162	155,924	10,406,110
(1) It includes $2,030 million related to additions of Property, plant and equipment in Mexico, mainly in connection with the investment plant in the Pesquería Industrial Center.

	Year ended December 31, 2024
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of January 1, 2024	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Opening net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687
Translation differences	(21,382)	(41,246)	(135,103)	(4,142)	(65,626)	(5,081)	(2,631)	(275,211)
Additions (2)	24,619	22,373	19,222	1,706	1,527,992	44,307	13,850	1,654,069
Disposals / Consumptions	—	(2,604)	—	(970)	(2,366)	(32,342)	(2,658)	(40,940)
Indexation	—	—	—	—	—	—	21,626	21,626
Transfers	3,390	475,523	404,380	45,558	(932,037)	943	(609)	(2,852)
Depreciation charge	—	(179,100)	(354,490)	(27,005)	—	(111)	(52,518)	(613,224)

Closing net book value	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155

Values at the end of the year
Cost	780,679	4,824,531	8,783,691	371,532	1,648,967	210,643	371,560	16,991,603
Accumulated depreciation	—	(2,304,432)	(5,797,881)	(282,480)	—	(31,275)	(194,380)	(8,610,448)

Net book value as of December 31, 2024	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155
(2) It includes $966 million related to additions of Property, plant and equipment in Mexico, mainly in connection with the investment plant in the Pesquería Industrial Center.

Disclosure of Quantitative Information About Right-Of-Use Assets	Right-of-use assets

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	570	258,797	112,060	134	371,561
Accumulated depreciation	(45)	(137,485)	(56,763)	(88)	(194,381)

Net book value as of January 1, 2025	525	121,312	55,297	46	177,180

Opening net book value	525	121,312	55,297	46	177,180
Translation differences	—	2,571	855	6	3,432
Additions	21,481	4,161	8,309	—	33,951
Disposal/Derecognition	(14,105)	(1,237)	(14)	—	(15,356)
Indexation	—	6,183	2,187	—	8,370
Depreciation charge	(1,063)	(35,398)	(15,142)	(50)	(51,653)

Closing net book value	6,838	97,592	51,492	2	155,924

Values at the end of the year
Cost	7,543	267,793	122,145	105	397,586
Accumulated depreciation	(705)	(170,201)	(70,653)	(103)	(241,662)

Net book value as of December 31, 2025	6,838	97,592	51,492	2	155,924

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	376	281,250	156,614	355	438,595
Accumulated depreciation	(29)	(152,288)	(85,999)	(159)	(238,475)

Net book value as of January 1, 2024	347	128,962	70,615	196	200,120

Opening net book value	347	128,962	70,615	196	200,120
Translation differences	—	186	(2,800)	(17)	(2,631)
Additions	—	12,411	1,439	—	13,850
Disposal/Derecognition	—	(144)	(2,514)	—	(2,658)
Transfers	—	—	(609)	—	(609)
Indexation	194	14,429	7,003	—	21,626
Depreciation charge	(16)	(34,532)	(17,837)	(133)	(52,518)

Closing net book value	525	121,312	55,297	46	177,180

Values at the end of the year
Cost	570	258,797	112,060	134	371,561
Accumulated depreciation	(45)	(137,485)	(56,763)	(88)	(194,381)

Net book value as of December 31, 2024	525	121,312	55,297	46	177,180